QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 97.33%

EMERGING MARKETS - 2.42%
Vanguard FTSE Emerging Markets ETF	11,406	$467,646

GOVERNMENT - 12.31%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	25,985	2,379,706

INTERNATIONAL - 27.24%
iShares MSCI EAFE Growth ETF	22,434	1,796,290
iShares MSCI EAFE Value ETF	34,606	1,796,744
Vanguard FTSE Developed Markets ETF	38,692	1,674,203

		5,267,237

LARGE CAP - 50.89%
iShares Russell 1000 ETF	9,583	1,549,667
iShares Russell 1000 Growth ETF	9,470	1,477,131
iShares Russell 1000 Value ETF	11,449	1,449,672
SPDR Portfolio Large Cap ETF	100,033	3,408,124
SPDR S&P 500 ETF	6,731	1,956,836

		9,841,430

MID CAP - 3.01%
iShares Russell Mid-Cap Growth ETF	2,176	295,022
iShares Russell Mid-Cap Value ETF	3,184	287,388

		582,410

SMALL CAP - 1.46%
iShares Russell 2000 Growth ETF	667	143,459
iShares Russell 2000 Value ETF	1,046	139,118

		282,577

TOTAL EXCHANGE TRADED FUNDS - 97.33%		18,821,006

MONEY MARKET - 1.83%
Federated Government Obligations Fund, Institutional Class 1.95%*	353,639	353,639

TOTAL INVESTMENTS - 99.16%		19,174,645
Other assets, net of liabilities - 0.84%		163,287

NET ASSETS - 100.00%		$19,337,932

* Effective 7 day yield as of September 30, 2018

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$18,821,006	$–	$–	$18,821,006
Money Market	353,639	–	–	353,639

	$19,174,645	$–	$–	$19,174,645

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,455,841 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$872,609
Gross unrealized depreciation	(153,805)

Net unrealized appreciation	$718,804

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:        /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date:  November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date:  November 26, 2018

By:        /s/Karen Shupe
Karen Shupe
Principal Financial Officer
Date:  November 26, 2018